SCHEDULE OF INVENTORIES (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Finished goods	$ 6,895,109	$ 2,233,225
Work in process	77,079	107,287
Raw materials	3,488,577	1,562,627
Inventories	$ 10,460,765	$ 3,903,139